Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 101,806	$ 102,551	$ 87,006
Accumulated depreciation and amortization	(28,864)	(27,403)	(26,802)
Net value of property and equipment	72,942	75,148	60,204
Land	11,995	12,234	2,828
Total property, plant and equipment, net	84,937	87,382	63,032
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	34,692	34,710	33,891
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	60,812	61,539	47,585
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	3,169	3,221	1,773
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,231	1,193	885
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,902	$ 1,888	$ 2,872